December 30, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds (File Nos. 333-146680 & 811-22132)

Ladies and Gentlemen:

On behalf of each series of the Aberdeen Funds (the “Funds”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file the annual update to the Funds’ Registration Statement via EDGAR transmission on Form 485(a).

Please do not hesitate to contact the undersigned at (215) 405-5770 or Dianne O’Donnell (212-728-8558) or Rose DiMartino (212-728-8215) from Willkie Farr & Gallagher LLP, counsel to the Fund, with any questions or comments concerning this filing.

Sincerely,

/s/ Lucia Sitar

Lucia Sitar

Aberdeen Asset Management Inc.

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.